Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Abstract]
Surplus fund	10.00%
Net Assets Transfer Restricted Portion	¥ 6,743